17. Basic and Diluted Loss per Share	12 Months Ended
Jun. 30, 2023
Notes
17. Basic and Diluted Loss per Share

17.Basic and Diluted Loss per Share

The calculations of basic and diluted loss per share for the year ended June 30, 2023 were based on the net loss of $15,377,601 (2022 – net loss of $9,446,454; 2021 – net loss of $552,436) and the weighted average number of basic and diluted common shares outstanding of 18,033,851 (2022 – 15,884,041; 2021 – 13,008,669).

The details of the computation of basic and diluted loss per share are as follows:

	2023	2022	2021
	$	$	$
Net Loss	(15,377,601)	(9,446,454)	(552,436)
	#	#	#
Basic weighted-average number of shares outstanding	18,033,851	15,884,041	13,008,669
Assumed conversion of dilutive stock options and warrants	-	-	-
Diluted weighted-average number of shares outstanding	18,033,851	15,884,041	13,008,669
	$	$	$
Basic and diluted loss per share	(0.85)	(0.60)	(0.04)